Employee benefits (Details Textual) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Employee Benefits [Abstract]
Expected Contributions to plan on gratuity fund, net defined benefit liability asset	₨ 153,274
Contributions to plan, net defined benefit liability (asset)	117,941	₨ 115,505	₨ 102,340
Contributions to plan by employer, net defined benefit liability (asset)	₨ 9,906	₨ 8,648